Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Net loss	$ 39,647	$ 124,743	$ 49,627	$ 113,768
Net operating cash flow			110,434	$ 279,093
Working capital deficit	193,700		193,700
Current portion of long-term debt	$ 527,467		$ 527,467		$ 800,897